Registration No. 033-73244 and 811-08226

As filed with the Securities and Exchange Commission on January 7, 2021

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No.	106 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.	107 ☒

Templeton Global Investment Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on February 5, 2021 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(b)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Franklin Templeton SMACS: Series EM a new series of the Registrant (Fund). This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (“PEA 93”), relating only to the Franklin Templeton SMACS: Series EM a series a series of the Registrant (the “Fund”), was filed on March 13, 2020 (Accession #0001379491-20-000895) pursuant to Rule 485(a)(2).  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on May 26, 2020 (Accession #0000916488-20-000014) for the sole purpose of designating June 25, 2020 as the new effective date for PEA 93. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on June 24, 2020 (Accession #0000916488-20-000022) for the sole purpose of designating July 23, 2020 as the new effective date for PEA 93, Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on July 22, 2020 (Accession #0000916488-20-000025) for the sole purpose of designating August 21, 2020 as the new effective date for PEA 93, Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on August 20, 2020 (Accession #0000916488-20-000032)for the sole purpose of designating September 18, 2020 as the new date upon which PEA 93 shall become effective, Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on September 17, 2020 (Accession #0000916488-20-000039)for the sole purpose of designating October 16, 2020 as the new date upon which PEA 93 shall become effective, Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on October 15, 2020 (Accession #0000916488-20-000044)for the sole purpose of designating November 16, 2020 as the new date upon which PEA 93 shall become effective, Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on November 13, 2020 (Accession #0000916488-20-000047) for the sole purpose of designating December 11, 2020 as the new date upon which PEA 93 shall become effective and Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on December 10, 2020 (Accession #0000916488-20-000053) for the sole purpose of designating January 8, 2021 as the new date upon which PEA 93 shall become effective. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating February 5, 2021 as the new date upon which PEA 93 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 93, are incorporated herein by reference in their entirety into this filing.

Templeton Global Investment Trust

File Nos. 033-73244 and 811-08226

PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Templeton Global Investment Trust a Delaware Statutory Trust dated May 18, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: April 26, 2019

(b)	By-Laws

(i)	Fourth Amended and Restated By-Laws dated May 18, 2018 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: April 26, 2019
(c)	Instruments Defining Rights of Security Holders

(i)	Amended and Restated Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii)	Amended and Restated Agreement By-Laws

(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6, 7
(d) Articles VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited on behalf of Templeton Global Balanced Fund dated December 29, 2017

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 26, 2019

(ii)

Sub-Advisory Agreement between Templeton Global Advisors Limited and Franklin Advisers, Inc. on behalf of Templeton Global Balanced Fund dated March 1, 2005, as amended May 1, 2013 and November 1, 2014

Filing: Post-Effective Amendment No. 79 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2017

(iii)

Amendment to Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Small Cap Fund dated December 29, 2017, as amended April 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: April 26, 2019

(e)	Underwriting Contracts

(i)

Forms of Selling Agreements between Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: August 2, 2010

(ii)

Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. on behalf of each series dated May 17, 2011

Filing: Post-Effective Amendment No. 79 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2017

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)	Amended and Restated Custody Agreement dated May 7, 1995 Filing: Post-Effective Amendment No. 9 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: July 22, 1996

(ii)	Amendment dated March 2, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: May 27, 1999

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: May 27, 1999

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: July 29, 2002

(v)

Amendment to the Global Custody Agreement – JPMorgan Chase dated July 16, 2008

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 29, 2009

(vi)

Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 29, 2009

(vii)

Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 29, 2009

(viii)

Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and Bank of New York Mellon

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 29, 2009

(ix)

Amendment dated May 16, 2001 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 29, 2009

(x)

Amendment dated February 25, 2020 to the Master Custody Agreement and Exhibit A between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(xi)

Amendment dated June 3, 2019 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 94 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: April 27, 2020

(xii)

Amended and Restated Foreign Custody Management Agreement between the Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 29, 2009

(xiii)

Amendment dated January 27, 2017 to Schedule 1 of the Foreign Custody Management Agreement between the Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: February 27, 2017

(xiv)

Amendment dated November 19, 2014 to Schedule 2 of the Foreign Custody Management Agreement

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: June 1, 2015

(xv)

Terminal Link Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 29, 2009

(xvi)

Amendment dated February 2020 to Exhibit A of the Terminal Link Agreement between Registrant on behalf of Templeton Global Balanced Fund and the Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 94 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: April 27, 2020

(xvii)

Supplement to the Master Custody Agreement Hong Kong- China Connect Service on behalf of Templeton Global Balanced Fund dated July 26, 2018, revised Exhibit A dated August 1, 2019

Filing: Post-Effective Amendment No. 94 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: April 27, 2020

(xviii)

Global Custody Agreement between Registrant and JP Morgan Chase Bank dated March 1, 2020 on behalf of Templeton Emerging Markets Small Cap Fund

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(xix)

Joinder dated June 23, 2020, effective July 15, 2020 to Global Custody Agreement between Registrant and JP Morgan Chase Bank dated March 1, 2020 on behalf of Templeton Emerging Markets Small Cap Fund

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(h)	Other Material Contracts

(i)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: February 26, 2018

(ii)	Shareholder Sub-Accounting Services Agreement Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: July 7, 1995

(iii)	Sub-Transfer Agency Agreement dated June 22, 1994 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: July 28, 2004

(iv)	Amendment to Sub-Transfer Agency Agreement dated January 1, 1999
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: July 28, 2004

(v)	Assignment to Sub-Transfer Agency Agreement dated June 13, 2003 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: July 28, 2004

(vi)

Subcontract for Fund Administrative Services between Templeton Global Advisor Limited and Franklin Templeton Services, LLC and the Registrant on behalf of Templeton Global Balanced Fund dated May 1, 2013, as amended May 1, 2014

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 28, 2014

(vii)

Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. and Franklin Templeton Services, LLC on behalf of Templeton Emerging Markets Balanced Fund, Templeton Emerging Markets Small Cap Fund May 1, 2013, as amended May 1, 2014

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 28, 2014

(i)	Legal Opinion

(i)	Opinion and Consent of Counsel dated July 8, 2005 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: July 28, 2005

(j)	Other Opinion

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)	Investment Letter Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: May 1, 1995

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan – Templeton Global Balanced Fund dated January 1, 2020

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(ii)

Amended and Restated Class A1 Distribution Plan – Templeton Global Balanced Fund dated January 1, 2020

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(iii)

Amended and Restated Class C Distribution Plan – Templeton Global Balanced Fund dated January 1, 2020

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(iv)

Amended and Restated Class C1 Distribution Plan – Templeton Global Balanced Fund dated January 1, 2020

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(v)

Amended and Restated Class R Distribution Plan – Templeton Global Balanced Fund dated January 1, 2020

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(vi)

Amended and Restated Class A Distribution Plan - Templeton Emerging Markets Small Cap Fund dated January 1, 2020

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(vii)

Amended and Restated Class C Distribution Plan – Templeton Emerging Markets Small Cap Fund dated January 1, 2020

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(viii)

Amended and Restated Class R Distribution Plan – Templeton Emerging Markets Small Cap Fund dated January 1, 2020

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 27, 2020

(n)	Rule 18f-3 Plan

(i)

Amended Multi-Class Plan on behalf of Templeton Global Balanced Fund as amended March 1, 2019

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 26, 2019

(ii)

Amended Multi-Class Plan on behalf of Templeton Emerging Markets Small Cap Fund as amended October 5, 2018

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-73244

Filing Date: July 26, 2019

(p)	Code of Ethics

(i)	Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: April 26, 2019

(q)	Power of Attorney

(i)	Powers of Attorney dated December 5, 2019 Filing: Post-Effective Amendment No. 93 to Registration Statement on Form N-1A File No. 033-73244 Filing Date: March 13, 2020

Item 29.  Persons Controlled by or Under Common Control with Registrant

None

Item 30.  Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

(a)	Templeton Global Advisors Limited (TGAL)

The officers and directors of TGAL also serve as officers and/or directors for (1) TGAL’s corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)	Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers’ corporate parent, Resources, and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c)	Templeton Asset Management Ltd. (TAML)

The officers and directors of TAML also serve as officers and/or directors for (1) TAML’s corporate parent, Resources, and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.	Principal Underwriters

(a)	Franklin Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax Free Income Fund
Franklin California Tax Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33.	Location of Accounts and Records

Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923. Other records are maintained at the offices of Franklin Templeton Investors Services, LLC, 100 Fountain Parkway, St. Petersburg, FL 33716 and 3344 Quality Drive, Rancho Cordova, CA 95671-7313.

Item 34.	Management Services

There are no management related service contracts not discussed in Part A or Part B.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 6th day of January, 2021.

TEMPLETON GLOBAL INVESTMENT TRUST

(REGISTRANT)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

ALAN T. BARTLETT*
Alan T. Bartlett	President and Chief Executive Officer – Investment Management	January 6, 2021
MATTHEW T. HINKLE*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	January 6, 2021

ROBERT G. KUBILIS*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer	January 6, 2021

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	January 6, 2021

ANN TORRE BATES*
Ann Torre Bates	Trustee	January 6, 2021

MARY C. CHOKSI*	Trustee	January 6, 2021
Mary C. Choksi

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	January 6, 2021

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	January 6, 2021

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	January 6, 2021

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	January 6, 2021

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	January 6, 2021

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	January 6, 2021

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	January 6, 2021

ROBERT E. WADE*
Robert E. Wade	Trustee	January 6, 2021

*By: /s/LORI A. WEBER

 Lori A. Weber

Attorney-in-fact

(Pursuant to Powers of Attorney previously filed)

TEMPLETON GLOBAL INVESTMENT TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

None